Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Common stock, par	$ 1	$ 1
Common stock, authorized	60,000,000	60,000,000
Common stock, issued	46,523,184	46,356,125
Common stock, outstanding	46,523,184	46,356,125